Income Taxes (Tables)	12 Months Ended
May 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	Provision for income taxes consisted of:
	Year Ended May 31,	Year Ended May 31,
	2023	2022

Current income tax expense	$51,712	$23,019
Provision for income taxes	$51,712	$23,019

Schedule of Components of Net Deferred Tax Assets and Liabilities	Significant components of net deferred tax assets and liabilities were as follows:
	May 31, 2023	May 31, 2022
Deferred tax assets
Net operating loss carryforwards in China	$30,478	$10,274
Total deferred tax assets	30,478	10,274
Valuation allowance	(30,478)	(10,274)
Total net deferred tax asset	$-	$-

Schedule of Reconciliation of the Effective Income Tax Rate	Reconciliation of the effective income tax rate is as follows:
	Year Ended May 31,	Year Ended May 31,
	2023	2022

Tax at PRC statutory rate	25.0%	25.0%
Effect of non-utilization of Network ZKGC net loss	16.7%	12.2%
Effective tax rate	41.7%	37.2%

Schedule of Taxes Payable	Taxes payable consisted of the following:
	May 31, 2023	May 31, 2022

Income taxes	$86,111	$37,838
Value added tax (“VAT”)	49,377	31,610
Other taxes	5,197	3,572
Total	$140,685	$73,020